INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
NOTE 5:	INTANGIBLE ASSETS

Intangible assets arose from the acquisition of the business from eGistics in July 2014 (see Note 1d).

a.	Identifiable intangible assets:

	December 31,
	2015	2016
Original amount:
Customer relations	$3,997	$3,997
Technology	3,005	3,005

	7,002	7,002
Accumulated amortization:
Customer relations	535	1,032
Technology	1,409	2,347

	1,944	3,379

	$5,058	$3,623

b.	Amortization expenses amounted to $ 1,235 and $ 1,435 for the years ended December 31, 2015 and 2016, respectively.

c.	Estimated amortization expenses of intangible assets for the year ended:

December 31,	Other intangible assets

2017	1,270
2018	649
2019	615
2020	466
2021	354
And thereafter	269

$3,623